Investments and Equity Method Investments - Schedule of Investments and Equity Method Investments (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Investments		$ 102,037	$ 74,200
Equity Method Investments	[1]	13,194	28,924
Genomatica, Inc. preferred stock [Member]
Net Investment Income [Line Items]
Investments		55,000	55,000
Synlogic, Inc. common stock [Member]
Net Investment Income [Line Items]
Investments		15,345	13,696
Synlogic, Inc. warrants [Member]
Net Investment Income [Line Items]
Investments		6,166	5,504
Cronos Group Inc. common stock [Member]
Net Investment Income [Line Items]
Investments		10,331	0
Non-marketable equity securities [Member]
Net Investment Income [Line Items]
Investments		15,195	0
Joyn Bio, LLC [Member]
Net Investment Income [Line Items]
Equity Method Investments	[1]	11,694	28,924
Other
Net Investment Income [Line Items]
Equity Method Investments	[1]	$ 1,500	$ 0

[1]	Equity method investments in Platform Ventures with a carrying value of zero as of December 31, 2021 and 2020 were excluded from the table above.